FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Through Profit Or Loss
Cash	$ 579,508	$ 7,608,149	$ 3,017,704	$ 5,304,097
Amortized Cost
Receivables	79,036	75,765	246,671
Restricted Cash Equivalents	34,500	34,500	34,500
Reclamation Deposits	21,055	21,055	21,055
Financial Assets	714,099	7,739,469	3,319,930
Accounts Payable	$ 2,502,139	$ 1,759,163	$ 2,420,392